Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Depreciation and fixed asset basis differences, Assets	$ 0	$ 0
Allowances for professional liability and other risks, Assets	430	426
Accounts receivable, Assets	368	348
Compensation, Assets	402	502
Right-of-use lease obligations	451	428
Other, Assets	536	499
Deferred tax assets	2,187	2,203
Depreciation and fixed asset basis differences, Liabilities	938	737
Allowances for professional liability and other risks, Liabilities		0
Accounts receivable, Liabilities		0
Compensation, Liabilities		0
Right-of-use lease assets and obligations	438	419
Other, Liabilities	698	652
Deferred tax liabilities	$ 2,074	$ 1,808